UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2003

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):  |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    ALLSTATE INVESTMENT MANAGEMENT COMPANY
Address: 3075 SANDERS ROAD, SUITE G4A
         NORTHBROOK, IL. 60062-7127

13F File Number: 28-04302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:    DOUG WELCH
Title:   ASSISTANT VICE PRESIDENT INVESTMENT OPERATIONS
Phone:   847-402-2170

Signature,                               Place,             and Date of Signing:


      /s/  Doug Welch                     NORTHBROOK, IL.         2/10/2004
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
|_|  13F HOLDINGS REPORT.
|X|  13F NOTICE.
|_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number                  Name

1 028-05674                         ALLSTATE PENSION PLAN
2 028-01038                         ALLSTATE RETIREMENT PLAN

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       NONE

Form 13F Information Table Entry Total:  --

Form 13F Information Table Value Total:  --

List of Other Included Managers:

No.          Form 13F File Number                  Name

             NONE                                  NONE